                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       October 11, 2005


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $140,850 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management
FORM 13F
September 30, 2005

                                                                                                          Voting Authority
                                   Title of              Value       Shares/  Sh/  Invstmt   Other
Name of Issuer                     Class     CUSIP       (x$1000)    Prn Amt  Prn  Dscretn   Managers   Sole     Shared     None
--------------                     -----     -----       --------    -------  ---  -------   --------   ----     ------     ----

Alcoa Inc                        COM       013817101       2093      85690   SH    Sole                 85690
Alltel Corp.                     COM       020039103      26422     405798   SH    Sole                405798
Am Finl Realty Tr REIT           COM       02607P305        766      53920   SH    Sole                 53920
American Axle & Manf             COM       024061103       3606     156255   SH    Sole                156255
American Intl Group              COM       026874107       2095      33810   SH    Sole                 33810
Bank of America Corp.            COM       060505104       2871      68190   SH    Sole                 68190
BellSouth Corp                   COM       079860102       3813     144975   SH    Sole                144975
Blyth Inc.                       COM       09643P108       2666     119600   SH    Sole                119600
Borders Group Inc                COM       099709107       1319      59480   SH    Sole                 59480
Cendant Corporation              COM       151313103        992      48050   SH    Sole                 48050
Cullen Frost Bankers             COM       229899109       4512      91456   SH    Sole                 91456
Deluxe Corporation               COM       248019101       2937      73140   SH    Sole                 73140
Dow Chemical Co                  COM       260543103       2254      54085   SH    Sole                 54085
Ener Conv Devices Inc            COM       292659109        752      16766   SH    Sole                 16766
Enzo Biochem Inc.                COM       294100102        805      52401   SH    Sole                 52401
Family Dollar Stores Inc         COM       307000109       1010      50850   SH    Sole                 50850
Fannie Mae                       COM       313586109       4360      97287   SH    Sole                 97287
Flagstar Bancorp Inc.            COM       337930101       2861     177690   SH    Sole                177690
Freddie Mac                      COM       313400301       3507      62120   SH    Sole                 62120
Gannett Company Inc              COM       364730101       2261      32845   SH    Sole                 32845
Gap Inc. (The)                   COM       364760108       2294     131590   SH    Sole                131590
General Mills Inc                COM       370334104       2098      43520   SH    Sole                 43520
Georgia Gulf Corp.               COM       373200203       1328      55130   SH    Sole                 55130
Jefferson-Pilot Corp.            COM       475070108       1293      25260   SH    Sole                 25260
Johnson Controls Inc             COM       478366107       2251      36285   SH    Sole                 36285
Lafarge No America Inc           COM       505862102       1502      22214   SH    Sole                 22214
Manpower Inc.                    COM       56418H100        429       9675   SH    Sole                  9675
Marsh & McLennan                 COM       571748102       3816     125560   SH    Sole                125560
Morgan Stanley                   COM       617446448       1711      31720   SH    Sole                 31720
NiSource Inc.                    COM       65473P105       3174     130880   SH    Sole                130880
Noble Energy Inc.                COM       655044105        441       9394   SH    Sole                  9394
North Fork Bancorp Inc.          COM       659424105       2034      79770   SH    Sole                 79770
Pepco Holdings Inc               COM       713291102        949      40800   SH    Sole                 40800
Pfizer, Inc.                     COM       717081103       4452     178280   SH    Sole                178280
RadioShack Corporation           COM       750438103       2296      92590   SH    Sole                 92590
SBC Communications               COM       78387G103       3058     127560   SH    Sole                127560
Sara Lee Corporation             COM       803111103       1229      64840   SH    Sole                 64840
Univ. Health Svcs cl B           COM       913903100       1694      35570   SH    Sole                 35570
Ventas Inc.REIT                  COM       92276F100       2289      71076   SH    Sole                 71076
Verizon Comm. Inc.               COM       92343V104       3506     107250   SH    Sole                107250
Washington Federal, Inc.         COM       938824109       1785      79138   SH    Sole                 79138
Wyeth                            COM       983024100       2498      53985   SH    Sole                 53985
Zions Bancorp                    COM       989701107       1578      22160   SH    Sole                 22160
Can. Natl. Railway Co.                     136375102        845      11905   SH    Sole                 11905
Canon Inc ADR                              138006309       1361      25075   SH    Sole                 25075
DSM NV                                     23332H202       1672     169692   SH    Sole                169692
Nokia Corporation                          654902204       4064     240340   SH    Sole                240340
PXRE Group Ltd                             g73018106       1190      88420   SH    Sole                 88420
RenaissanceRe HlgLtd                       G7496G103       2214      50630   SH    Sole                 50630
Sappi Ltd. ADR                             803069202       2767     234660   SH    Sole                234660
Scottish Power                             81013T705        672      16711   SH    Sole                 16711
Toyota Motor Corp ADS                      892331307       1746      18905   SH    Sole                 18905
XL Capital Ltd.                            G98255105       2655      39032   SH    Sole                 39032
MorganStanleyDeanWitter 0% 3/3             61744Y181        119      10000   SH    Sole                 10000
Alliance Worldwide Privatizati             01879X103        275  17607.546   SH    Sole             17607.546
MrgnStnly AsiaPacific Fd                   61744U106        545      37000   SH    Sole                 37000
MrgnStnly India Invstmnt Fd                61745C105       1120      26000   SH    Sole                 26000
REPORT SUMMARY                   57       DATA RECORDS    140850         0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
